SEGMENT INFORMATION (Schedule of Segment Information) (Details) - ILS (₪) ₪ in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Disclosure of operating segments [line items]
Total revenues		₪ 3,268		₪ 3,544		₪ 4,111
Total cost of revenues		2,627		2,924		3,472
Gross profit		641		620		639
Income with respect to settlement agreement with Orange		108	[1]	217		61
Other income, net		31	[1]	45		47
Operating profit		315	[1]	193		107
Adjusted EBITDA
Depreciation and amortization (including impairment charges)		580	[1]	595		753
Reconciliation of segments subtotal Adjusted EBITDA to profit for the year
Segments subtotal Adjusted EBITDA		917	[2],[3]	834	[4]	876	[4]
Depreciation and amortization (including impairment charges)		(580)	[3]	(595)		(753)
Finance costs, net		(180)	[1]	(105)		(143)
Income tax expenses		(21)	[1]	(36)		(4)
Other	[5]	(22)		(46)		(16)
Profit (loss) for the year		114	[1]	52		(40)
Cellular Segment [Member]
Disclosure of operating segments [line items]
Segment revenue - Services		1,960	[3]	2,080		2,275
Inter-segment revenue - Services		18	[3]	19		22
Segment revenue - Equipment		610	[3]	729		1,051
Total revenues		2,588		2,828		3,348
Segment cost of revenues - Services		1,470	[3]	1,659		1,856
Inter-segment cost of revenues- Services		154	[3]	192		187
Segment cost of revenues - Equipment		490	[3]	596		832
Total cost of revenues		2,114		2,447		2,875
Gross profit		474		381		473
Operating expenses	[6]	367	[3]	571		506
Income with respect to settlement agreement with Orange		108	[3]	217		61
Other income, net		29	[3]	41		44
Operating profit		244	[3]	68		72
Adjusted EBITDA
Depreciation and amortization (including impairment charges)		445		447		510
Other	[5]	21	[3]	47		15
Segment Adjusted EBITDA		710	[2],[3]	562	[4]	597	[4]
Fixed-Line Segment [Member]
Disclosure of operating segments [line items]
Segment revenue - Services		622	[3]	672		717
Inter-segment revenue - Services		155	[3]	194		189
Segment revenue - Equipment		76	[3]	63		68
Total revenues		853		929		974
Segment cost of revenues - Services		613	[3]	617		736	[7]
Inter-segment cost of revenues- Services		19	[3]	21		24
Segment cost of revenues - Equipment		54	[3]	52		48
Total cost of revenues		686		690		808
Gross profit		167		239		166
Operating expenses	[6]	98	[3]	118		134	[7]
Other income, net		2	[3]	4		3
Operating profit		71	[3]	125		35
Adjusted EBITDA
Depreciation and amortization (including impairment charges)		135		148		243
Other	[5]	1	[3]	(1)		1
Segment Adjusted EBITDA		207	[2],[3]	272	[4]	279	[4]
Elimination [Member]
Disclosure of operating segments [line items]
Inter-segment revenue - Services		(173)	[3]	(213)		(211)
Total revenues		(173)		(213)		(211)
Inter-segment cost of revenues- Services		(173)	[3]	(213)		(211)
Total cost of revenues		(173)		(213)		(211)
Consolidated [Member]
Disclosure of operating segments [line items]
Segment revenue - Services		2,582	[3]	2,752		2,992
Segment revenue - Equipment		686	[3]	792		1,119
Total revenues		3,268		3,544		4,111
Segment cost of revenues - Services		2,083	[3]	2,276		2,592
Segment cost of revenues - Equipment		544	[3]	648		880
Total cost of revenues		2,627		2,924		3,472
Gross profit		641		620		639
Operating expenses		465	[3]	689	[6]	640	[6]
Income with respect to settlement agreement with Orange		108	[3]	217		61
Other income, net		31	[3]	45		47
Operating profit		₪ 315	[3]	₪ 193		₪ 107

[1]	See Note 2(n) regarding the early adoption of IFRS 15, Revenue from Contracts with Customers.
[2]	Adjusted EBITDA as reviewed by the CODM represents Earnings Before Interest (finance costs, net), Taxes, Depreciation and Amortization (including amortization of intangible assets, deferred expenses-right of use and impairment charges) and Other expenses (mainly amortization of share based compensation). Adjusted EBITDA is not a financial measure under IFRS and may not be comparable to other similarly titled measures for other companies. Adjusted EBITDA may not be indicative of the Group's historic operating results nor is it meant to be predictive of potential future results. The usage of the term 'Adjusted EBITDA' is to highlight the fact that the Amortization includes amortization of deferred expenses - right of use and amortization of employee share based compensation and impairment charges; it is fully comparable to EBITDA information which has been previously provided for prior periods.
[3]	See Notes 2(n), 2(f)(5) regarding the early adoption of IFRS15, Revenue from Contracts with Customers. In 2017 costs of obtaining contracts with customers were capitalized in amounts of NIS 64 million and NIS 20 million for the cellular segment and the fixed-line segment, respectively. The adoption of IFRS15 resulted in an increase in amortization expenses in 2017 for the cellular segment and the fixed-line segment in amounts of NIS 11 million and NIS 2 million, respectively.
[4]	Adjusted EBITDA as reviewed by the CODM represents Earnings Before Interest (finance costs, net), Taxes, Depreciation and Amortization (including amortization of intangible assets, deferred expenses-right of use and impairment charges) and Other expenses (mainly amortization of share based compensation). Adjusted EBITDA is not a financial measure under IFRS and may not be comparable to other similarly titled measures for other companies. Adjusted EBITDA may not be indicative of the Group's historic operating results nor is it meant to be predictive of potential future results. The usage of the term "Adjusted EBITDA" is to highlight the fact that the Amortization includes amortization of deferred expenses - right of use and amortization of employee share based compensation and impairment charges; it is fully comparable to EBITDA information which has been previously provided for prior periods.
[5]	Mainly amortization of employee share based compensation.
[6]	Operating expenses include selling and marketing expenses and general and administrative expenses.
[7]	Includes impairment charges in the fixed line segment, see note 13.